Segments - Revenues from contracts with customers (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 17,402	$ 16,664	$ 7,677	$ 34,067	$ 21,631	$ 45,088
Taxes paid in kind	80	78	(9)	158	38	93
Other revenues	74	69	61	143	113	256
Total other revenues	(23)	(536)	(114)	(558)	996	665
Revenues	17,380	16,129	7,563	33,508	22,627	45,753
Commodity derivatives [member]
Disclosure of geographical areas [line items]
Physically settled commodity derivatives	294	(159)	152	135	251	209
Gain/(loss) on commodity derivatives	(471)	(523)	(318)	(994)	594	108
Crude oil [member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	9,060	8,714	4,018	17,774	11,858	24,509
Natural gas [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	3,443	3,298	1,188	6,741	3,358	7,213
Natural gas [Member] | European [member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	2,908	2,661	923	5,569	2,691	5,839
Natural gas [Member] | North America [member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	319	422	196	741	486	1,010
Natural gas [Member] | Other including LNG [member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	215	216	68	431	181	363
Refined products [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	2,682	2,373	1,258	5,055	3,287	6,534
Natural gas liquids [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,672	1,910	839	3,582	2,288	5,069
Transportation [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	205	256	286	461	615	1,083
Other sales [member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 341	$ 112	$ 88	$ 454	$ 225	$ 681